Income Taxes (Details 5) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets non-current	$ 4,064	$ 1,933
Deferred tax liabilities non-current	139	92
Net deferred tax asset (liability)	$ 3,925	$ 1,841